Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Uniform MortgageBacked Security TBA 07152054 3.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Government National Mortgage Association TBA 07222054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Uniform MortgageBacked Security TBA 07152054 5.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Uniform MortgageBacked Security TBA 07152054 6.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Uniform MortgageBacked Security TBA 07152054 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Uniform MortgageBacked Security TBA 07152054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Federal National Mortgage Association 03252028 3.129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Uniform MortgageBacked Security TBA 07152054 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Federal National Mortgage Association 12012050 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Federal National Mortgage Association 08012052 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Commercial Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Uniform MortgageBacked Security TBA 07152054 3.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Government National Mortgage Association TBA 07222054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Uniform MortgageBacked Security TBA 07152054 5.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Uniform MortgageBacked Security TBA 07152054 6.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Uniform MortgageBacked Security TBA 07152054 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Uniform MortgageBacked Security TBA 07152054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Federal National Mortgage Association 03252028 3.129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Uniform MortgageBacked Security TBA 07152054 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Federal National Mortgage Association 12012050 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Federal National Mortgage Association 08012052 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Commercial Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Uniform MortgageBacked Security TBA 07152054 3.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Government National Mortgage Association TBA 07222054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Uniform MortgageBacked Security TBA 07152054 5.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Uniform MortgageBacked Security TBA 07152054 6.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Uniform MortgageBacked Security TBA 07152054 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Uniform MortgageBacked Security TBA 07152054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Federal National Mortgage Association 03252028 3.129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Uniform MortgageBacked Security TBA 07152054 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Federal National Mortgage Association 12012050 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Federal National Mortgage Association 08012052 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Commercial Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%